Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 59.8%
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc.	47,056	$ 2,176,340
RTX Corp.	76,497	5,505,489
Textron, Inc.	47,379	3,702,195

		11,384,024

Air Freight & Logistics - 0.7%
FedEx Corp.	10,832	2,869,613
United Parcel Service, Inc., Class B	46,780	7,291,599

		10,161,212

Automobile Components - 0.1%
Aptiv PLC (A)	19,252	1,898,055

Automobiles - 1.0%
Tesla, Inc. (A)	60,465	15,129,552

Banks - 2.1%
Bank of America Corp.	342,516	9,378,088
Citigroup, Inc.	80,035	3,291,840
Fifth Third Bancorp	81,613	2,067,257
Truist Financial Corp.	134,550	3,849,475
US Bancorp	126,836	4,193,198
Wells Fargo & Co.	178,059	7,275,491

		30,055,349

Beverages - 1.4%
Coca-Cola Co.	191,710	10,731,926
Constellation Brands, Inc., Class A	6,745	1,695,221
Monster Beverage Corp. (A)	28,064	1,485,989
PepsiCo, Inc.	33,515	5,678,781

		19,591,917

Biotechnology - 1.9%
AbbVie, Inc.	75,438	11,244,789
Biogen, Inc. (A)	10,390	2,670,334
BioMarin Pharmaceutical, Inc. (A)	9,315	824,191
Neurocrine Biosciences, Inc. (A)	5,140	578,250
Regeneron Pharmaceuticals, Inc. (A)	6,625	5,452,110
Sarepta Therapeutics, Inc. (A)	7,501	909,271
Vertex Pharmaceuticals, Inc. (A)	15,342	5,335,027

		27,013,972

Broadline Retail - 2.2%
Amazon.com, Inc. (A)	252,312	32,073,902

Building Products - 0.6%
Masco Corp.	37,241	1,990,531
Trane Technologies PLC	32,003	6,493,729

		8,484,260

Capital Markets - 1.5%
Blackstone, Inc.	7,085	759,087
Charles Schwab Corp.	35,911	1,971,514
CME Group, Inc.	29,447	5,895,878
Intercontinental Exchange, Inc.	31,138	3,425,803
Morgan Stanley	49,642	4,054,262
Raymond James Financial, Inc.	19,744	1,982,890
S&P Global, Inc.	9,044	3,304,768
State Street Corp.	10,727	718,280

		22,112,482

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.2%
Air Products & Chemicals, Inc.	9,462	$ 2,681,531
Dow, Inc.	68,221	3,517,475
Eastman Chemical Co.	27,717	2,126,448
Linde PLC	16,322	6,077,497
LyondellBasell Industries NV, Class A	19,169	1,815,304
PPG Industries, Inc.	13,114	1,702,197

		17,920,452

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,989	1,437,739

Communications Equipment - 0.1%
Motorola Solutions, Inc.	5,600	1,524,544

Consumer Finance - 0.1%
American Express Co.	8,901	1,327,940

Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp.	14,704	8,307,172
Walmart, Inc.	36,459	5,830,888

		14,138,060

Distributors - 0.1%
LKQ Corp.	14,767	731,114

Electric Utilities - 0.8%
Constellation Energy Corp.	11,680	1,274,054
NextEra Energy, Inc.	103,262	5,915,880
PG&E Corp. (A)	239,685	3,866,119

		11,056,053

Electrical Equipment - 0.4%
Eaton Corp. PLC	26,833	5,722,942

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	30,357	924,978
Keysight Technologies, Inc. (A)	7,952	1,052,129

		1,977,107

Energy Equipment & Services - 0.1%
Baker Hughes Co.	34,791	1,228,818

Entertainment - 0.3%
Netflix, Inc. (A)	10,556	3,985,946
Warner Bros Discovery, Inc. (A)	41,590	451,667

		4,437,613

Financial Services - 2.8%
Berkshire Hathaway, Inc., Class B (A)	36,904	12,927,471
FleetCor Technologies, Inc. (A)	13,257	3,385,042
Mastercard, Inc., Class A	35,540	14,070,641
Visa, Inc., Class A	43,944	10,107,560

		40,490,714

Food Products - 0.4%
Mondelez International, Inc., Class A	86,608	6,010,595

Ground Transportation - 0.6%
CSX Corp.	57,137	1,756,963
Norfolk Southern Corp.	10,694	2,105,970
Uber Technologies, Inc. (A)	38,773	1,783,170
Union Pacific Corp.	11,497	2,341,134

		7,987,237

Transamerica Series Trust	Page 1

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	52,326	$ 5,067,773
Baxter International, Inc.	48,135	1,816,615
Becton Dickinson & Co.	6,799	1,757,746
Boston Scientific Corp. (A)	75,508	3,986,822
Dexcom, Inc. (A)	9,284	866,197
Intuitive Surgical, Inc. (A)	11,304	3,304,046
Medtronic PLC	34,112	2,673,016
ResMed, Inc.	3,310	489,450
Stryker Corp.	8,367	2,286,450

		22,248,115

Health Care Providers & Services - 1.8%
Centene Corp. (A)	37,392	2,575,561
CVS Health Corp.	17,929	1,251,803
Elevance Health, Inc.	9,016	3,925,747
Humana, Inc.	4,909	2,388,327
McKesson Corp.	3,990	1,735,051
UnitedHealth Group, Inc.	29,192	14,718,314

		26,594,803

Health Care REITs - 0.2%
Ventas, Inc.	71,054	2,993,505

Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc. (A)	2,044	6,303,594
Chipotle Mexican Grill, Inc. (A)	2,478	4,539,275
Domino’s Pizza, Inc.	1,915	725,383
Expedia Group, Inc. (A)	28,403	2,927,497
Marriott International, Inc., Class A	15,685	3,083,044
Royal Caribbean Cruises Ltd. (A)	5,030	463,464
Yum! Brands, Inc.	25,291	3,159,857

		21,202,114

Household Durables - 0.2%
Lennar Corp., Class A	7,456	836,787
Toll Brothers, Inc.	14,527	1,074,417
Whirlpool Corp.	3,563	476,373

		2,387,577

Household Products - 0.6%
Church & Dwight Co., Inc.	24,788	2,271,324
Colgate-Palmolive Co.	7,141	507,797
Procter & Gamble Co.	37,088	5,409,656

		8,188,777

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	49,514	9,147,216

Industrial REITs - 0.4%
Prologis, Inc.	51,253	5,751,099

Insurance - 1.2%
Aflac, Inc.	29,199	2,241,023
Chubb Ltd.	12,151	2,529,595
Globe Life, Inc.	23,415	2,545,913
Progressive Corp.	42,970	5,985,721
Travelers Cos., Inc.	29,417	4,804,091

		18,106,343

Interactive Media & Services - 3.7%
Alphabet, Inc., Class A (A)	142,908	18,700,941
Alphabet, Inc., Class C (A)	118,794	15,662,989
Meta Platforms, Inc., Class A (A)	63,984	19,208,636

		53,572,566

	Shares	Value
COMMON STOCKS (continued)
IT Services - 0.7%
Accenture PLC, Class A	20,225	$ 6,211,300
Cognizant Technology Solutions Corp., Class A	54,294	3,677,875

		9,889,175

Life Sciences Tools & Services - 0.8%
Danaher Corp.	23,832	5,912,719
Thermo Fisher Scientific, Inc.	10,835	5,484,352

		11,397,071

Machinery - 1.2%
Deere & Co.	20,644	7,790,633
Dover Corp.	14,470	2,018,710
Otis Worldwide Corp.	52,292	4,199,570
Parker-Hannifin Corp.	7,785	3,032,413

		17,041,326

Media - 0.8%
Charter Communications, Inc., Class A (A)	9,600	4,222,272
Comcast Corp., Class A	171,379	7,598,945

		11,821,217

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	33,402	1,245,561
Nucor Corp.	8,781	1,372,909

		2,618,470

Multi-Utilities - 0.7%
Ameren Corp.	7,712	577,089
CenterPoint Energy, Inc.	71,231	1,912,552
CMS Energy Corp.	17,096	907,969
Dominion Energy, Inc.	29,741	1,328,530
Public Service Enterprise Group, Inc.	84,737	4,822,383

		9,548,523

Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp.	26,913	4,538,070
ConocoPhillips	75,715	9,070,657
Diamondback Energy, Inc.	34,374	5,323,845
EOG Resources, Inc.	50,243	6,368,803
Exxon Mobil Corp.	107,274	12,613,277
Marathon Oil Corp.	70,172	1,877,101

		39,791,753

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	48,071	1,778,627

Personal Care Products - 0.2%
Kenvue, Inc.	121,043	2,430,544

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	123,809	7,185,874
Eli Lilly & Co.	17,913	9,621,610
Johnson & Johnson	51,595	8,035,921
Merck & Co., Inc.	41,011	4,222,083

		29,065,488

Professional Services - 0.1%
Leidos Holdings, Inc.	20,673	1,905,224

Residential REITs - 0.3%
Equity LifeStyle Properties, Inc.	24,077	1,533,946
Sun Communities, Inc.	15,339	1,815,217
UDR, Inc.	47,433	1,691,935

		5,041,098

Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (A)	66,334	$ 6,820,462
Analog Devices, Inc.	40,426	7,078,188
Lam Research Corp.	11,800	7,395,886
NVIDIA Corp.	64,266	27,955,068
NXP Semiconductors NV	38,109	7,618,751
Qorvo, Inc. (A)	16,572	1,582,129
Teradyne, Inc.	20,986	2,108,254
Texas Instruments, Inc.	53,720	8,542,017

		69,100,755

Software - 6.1%
Adobe, Inc. (A)	19,202	9,791,100
Cadence Design Systems, Inc. (A)	7,355	1,723,276
DocuSign, Inc. (A)	6,501	273,042
Intuit, Inc.	11,669	5,962,159
Microsoft Corp.	193,334	61,045,210
Oracle Corp.	38,108	4,036,399
Salesforce, Inc. (A)	15,061	3,054,070
ServiceNow, Inc. (A)	5,455	3,049,127

		88,934,383

Specialized REITs - 0.4%
Digital Realty Trust, Inc.	21,110	2,554,732
SBA Communications Corp.	13,379	2,678,075

		5,232,807

Specialty Retail - 1.6%
AutoNation, Inc. (A)	10,282	1,556,695
AutoZone, Inc. (A)	1,927	4,894,561
Best Buy Co., Inc.	34,849	2,420,960
Burlington Stores, Inc. (A)	8,257	1,117,172
Lowe’s Cos., Inc.	41,809	8,689,583
O’Reilly Automotive, Inc. (A)	1,321	1,200,604
TJX Cos., Inc.	35,972	3,197,191

		23,076,766

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	357,608	61,226,066
Seagate Technology Holdings PLC	45,154	2,977,906

		64,203,972

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	38,118	3,644,843

Tobacco - 0.2%
Altria Group, Inc.	25,479	1,071,392
Philip Morris International, Inc.	26,452	2,448,926

		3,520,318

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	12,381	1,733,959

Total Common Stocks (Cost $652,890,059)		865,864,087

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month Term SOFR + 6.63%, 12.00% (B)	42,096	$ 1,234,676

Total Preferred Stock (Cost $1,196,867)		1,234,676

	Principal	Value
ASSET-BACKED SECURITIES - 2.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (C)	$ 255,706	250,373
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (C)	324,989	292,217
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A,
5.90%, 08/21/2028 (C)	1,530,000	1,532,214
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (C)	1,353,174	1,327,699
Chase Issuance Trust
Series 2023-A1, Class A,
5.16%, 09/15/2028	1,350,000	1,345,237
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month Term SOFR + 1.26%, 6.57% (B), 10/18/2030 (C)	3,307,398	3,295,504
Series 2017-3A, Class A1,
3-Month Term SOFR + 1.48%, 6.81% (B), 07/20/2030 (C)	2,264,006	2,263,888
First National Master Note Trust
Series 2023-2, Class A,
5.77%, 09/17/2029	1,375,000	1,374,594
Ford Credit Auto Owner Trust
Series 2019-1, Class A,
3.52%, 07/15/2030 (C)	560,000	556,136
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	302,602	301,388
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (C)	1,141,398	837,678
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (C)	1,219,528	917,385
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (C)	1,592,807	1,241,023
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A,
5.94%, 02/25/2028 (C)	1,215,000	1,212,151
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (C)	38,018	37,872
Series 2023-1A, Class A,
5.72%, 01/25/2038 (C)	1,133,896	1,129,350
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month Term SOFR + 1.46%, 6.79% (B), 10/20/2034 (C)	2,600,000	2,554,084

Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (C)	$ 387,553	$ 382,934
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (C)	1,033,777	865,593
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (C)	33,573	33,246
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (C)	278,224	252,593
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (C)	130,223	124,700
Series 2023-1A, Class A,
4.93%, 10/20/2040 (C)	1,122,377	1,089,455
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month Term SOFR + 1.45%, 6.78% (B), 01/20/2031 (C)	1,360,485	1,357,850
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (C)	172,911	167,125
Series 2018-A, Class A,
3.10%, 11/08/2030 (C)	40,031	38,497
Series 2018-A, Class B,
3.35%, 11/08/2030 (C)	32,753	31,485
Series 2019-A, Class A,
3.06%, 04/09/2038 (C)	124,866	119,798
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month Term SOFR + 1.36%, 6.69% (B), 07/20/2030 (C)	1,497,861	1,494,673
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A,
3.20%, 01/20/2036 (C)	108,647	106,597
Series 2020-2A, Class A,
1.33%, 07/20/2037 (C)	428,675	401,530
Series 2021-1A, Class A,
0.99%, 11/20/2037 (C)	746,135	696,657
Series 2023-1A, Class A,
5.20%, 01/20/2040 (C)	749,303	733,963
Series 2023-2A, Class A,
5.80%, 04/20/2040 (C)	1,079,566	1,076,523
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (C)	2,000,000	1,886,306
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (C)	1,074,000	1,071,539
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month Term SOFR + 1.40%, 6.73% (B), 10/20/2028 (C)	330,137	330,026

Total Asset-Backed Securities (Cost $34,322,975)		32,729,883

CORPORATE DEBT SECURITIES - 13.7%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	2,022,000	1,441,395
5.15%, 05/01/2030	1,069,000	1,022,140

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
HEICO Corp.
5.35%, 08/01/2033	$ 1,548,000	$ 1,466,855

		3,930,390

Automobile Components - 0.0% (D)
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	769,000	630,624

Automobiles - 0.5%
BMW US Capital LLC
2.80%, 04/11/2026 (C)	1,104,000	1,036,569
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,545,000	1,435,938
6.95%, 03/06/2026	650,000	648,827
General Motors Co.
6.25%, 10/02/2043	326,000	292,121
General Motors Financial Co., Inc.
5.00%, 04/09/2027	1,050,000	1,008,214
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (C)	1,307,000	1,307,059
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (C) (E)	887,000	873,095
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (C)	748,000	637,691

		7,239,514

Banks - 2.3%
Bank of America Corp.
Fixed until 04/25/2033, 5.29% (B), 04/25/2034	4,170,000	3,880,295
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	1,407,000	1,428,371
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	1,179,000	1,128,084
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	681,000	657,735
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	1,205,000	1,089,282
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	328,000	324,080
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	1,620,000	1,250,730
ING Groep NV
Fixed until 09/11/2033, 6.11% (B), 09/11/2034	1,784,000	1,732,999
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (C)	615,000	600,649
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (C)	2,293,000	2,310,345
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	1,769,000	1,578,878
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	2,020,000	1,917,289

Transamerica Series Trust	Page 4

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	$ 1,565,000	$ 1,506,531
Morgan Stanley
Fixed until 07/21/2033, 5.42% (B), 07/21/2034	1,083,000	1,021,898
Fixed until 10/18/2032, 6.34% (B), 10/18/2033	1,084,000	1,090,583
Northern Trust Corp.
6.13%, 11/02/2032	1,712,000	1,690,981
PNC Financial Services Group, Inc.
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	1,117,000	1,073,572
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	1,160,000	1,037,305
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	615,000	580,852
Fixed until 10/28/2032, 6.12% (B), 10/28/2033	669,000	643,466
UBS Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (C)	1,088,000	1,047,224
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (C)	2,038,000	2,016,584
US Bancorp
Fixed until 06/10/2033, 5.84% (B), 06/12/2034	1,602,000	1,516,480
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	1,617,000	1,530,639
Fixed until 06/15/2024 (F), 5.90% (B)	585,000	573,248

		33,228,100

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,226,000	1,008,646
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	509,140
3.70%, 12/06/2026	276,000	260,616
Diageo Capital PLC
5.50%, 01/24/2033	660,000	661,687

		2,440,089

Biotechnology - 0.2%
Amgen, Inc.
2.00%, 01/15/2032	625,000	474,453
5.60%, 03/02/2043	663,000	616,775
CSL Finance PLC
4.63%, 04/27/2042 (C)	709,000	604,322
Gilead Sciences, Inc.
4.15%, 03/01/2047	285,000	224,956
Royalty Pharma PLC
2.20%, 09/02/2030	937,000	727,635

		2,648,141

Building Products - 0.1%
Lowe’s Cos., Inc.
3.75%, 04/01/2032	1,160,000	1,004,744

Capital Markets - 0.1%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	1,945,000	1,850,401

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
Celanese US Holdings LLC
6.70%, 11/15/2033	$ 873,000	$ 851,211
FMC Corp.
5.65%, 05/18/2033	641,000	580,037
Nutrien Ltd.
4.90%, 03/27/2028	697,000	673,316

		2,104,564

Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (C) (E)	1,193,000	1,008,693
Ashtead Capital, Inc.
4.25%, 11/01/2029 (C)	733,000	649,286
5.55%, 05/30/2033 (C)	893,000	828,739
Carlisle Cos., Inc.
2.20%, 03/01/2032	804,000	609,323
3.75%, 12/01/2027	1,047,000	973,693
Element Fleet Management Corp.
6.27%, 06/26/2026 (C)	1,809,000	1,803,371
General Electric Co.
4.13%, 10/09/2042	690,000	520,443
4.50%, 03/11/2044	1,148,000	957,080
Quanta Services, Inc.
2.90%, 10/01/2030	822,000	670,271
Republic Services, Inc.
5.00%, 04/01/2034	932,000	882,489
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	2,216,000	1,658,906

		10,562,294

Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	1,372,000	1,041,630
Sysco Corp.
3.30%, 07/15/2026	1,250,000	1,173,621

		2,215,251

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	931,000	826,268

Distributors - 0.0% (D)
LKQ Corp.
6.25%, 06/15/2033 (C)	640,000	619,096

Diversified REITs - 0.7%
American Tower Trust #1
3.65%, 03/15/2048 (C)	775,000	708,936
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,578,000	1,104,716
SBA Tower Trust
1.63%, 05/15/2051 (C)	2,146,000	1,856,329
1.88%, 07/15/2050 (C)	1,309,000	1,183,664
2.84%, 01/15/2050 (C)	3,421,000	3,274,584
VICI Properties LP
4.95%, 02/15/2030	1,735,000	1,587,001

		9,715,230

Diversified Telecommunication Services - 0.2%
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	180,747

Transamerica Series Trust	Page 5

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
1.68%, 10/30/2030	$ 1,337,000	$ 1,016,898
2.99%, 10/30/2056	2,295,000	1,272,564

		2,470,209

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	505,000	484,249
Black Hills Corp.
4.25%, 11/30/2023	1,018,000	1,014,690
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	104,000	98,304
CMS Energy Corp.
3.88%, 03/01/2024	80,000	79,278
4.88%, 03/01/2044	185,000	157,312
DTE Electric Co.
4.30%, 07/01/2044	1,778,000	1,423,985
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	2,627,000	2,050,727
Duke Energy Progress LLC
3.60%, 09/15/2047	1,265,000	879,954
Entergy Arkansas LLC
3.70%, 06/01/2024	245,000	241,406
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	69,000	65,785
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,026,000	780,739
PacifiCorp
3.60%, 04/01/2024	888,000	876,976
Public Service Electric & Gas Co.
3.00%, 05/15/2025	515,000	494,509

		8,647,914

Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,241,000	970,534
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,026,000	987,368
Sensata Technologies BV
4.00%, 04/15/2029 (C)	200,000	172,214
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	697,000	601,828
Trimble, Inc.
6.10%, 03/15/2033	985,000	965,223

		3,697,167

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (C)	1,677,000	1,557,164
Schlumberger Investment SA
3.65%, 12/01/2023	121,000	120,538

		1,677,702

Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,562,000	1,499,907
Aviation Capital Group LLC
1.95%, 01/30/2026 (C)	726,000	652,779
5.50%, 12/15/2024 (C)	2,174,000	2,137,368
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (C)	1,713,000	1,617,342
5.50%, 01/15/2026 (C)	682,000	660,292

		6,567,688

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	$ 1,353,000	$ 1,096,106
Cargill, Inc.
5.13%, 10/11/2032 (C)	725,000	703,000
Viterra Finance BV
4.90%, 04/21/2027 (C)	1,213,000	1,161,712

		2,960,818

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (C)	619,000	569,258
5.75%, 12/06/2052 (C)	262,000	250,109
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	589,000	584,177

		1,403,544

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	1,425,000	1,149,419
3.38%, 02/15/2030	592,000	493,909
Cigna Group
2.40%, 03/15/2030	893,000	733,423
CVS Health Corp.
2.70%, 08/21/2040	1,152,000	725,202
5.25%, 01/30/2031	445,000	427,657
Elevance Health, Inc.
2.25%, 05/15/2030	886,000	721,020
5.13%, 02/15/2053	724,000	638,525
HCA, Inc.
4.13%, 06/15/2029	564,000	510,638
5.25%, 04/15/2025	376,000	371,375
5.50%, 06/15/2047	737,000	631,990
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	736,000	632,254
Molina Healthcare, Inc.
4.38%, 06/15/2028 (C)	525,000	470,424
UnitedHealth Group, Inc.
5.20%, 04/15/2063	1,043,000	929,934

		8,435,770

Health Care REITs - 0.1%
Physicians Realty LP
2.63%, 11/01/2031	1,347,000	1,015,116
Ventas Realty LP
3.25%, 10/15/2026	982,000	902,053

		1,917,169

Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp.
1.80%, 10/01/2024	593,000	568,882
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,638,000	1,268,153

		1,837,035

Household Durables - 0.0% (D)
Mohawk Industries, Inc.
5.85%, 09/18/2028	658,000	654,143

Industrial Conglomerates - 0.1%
Veralto Corp.
5.45%, 09/18/2033 (C)	1,002,000	970,232

Insurance - 0.6%
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/2032	1,552,000	1,455,207

Transamerica Series Trust	Page 6

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	$ 2,287,000	$ 2,037,864
Equitable Holdings, Inc.
5.59%, 01/11/2033	1,813,000	1,717,476
Global Atlantic Finance Co.
7.95%, 06/15/2033 (C)	1,773,000	1,705,061
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (C)	800,000	770,413
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	1,377,000	1,120,167

		8,806,188

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	1,533,000	1,518,713
Meta Platforms, Inc.
4.80%, 05/15/2030	1,052,000	1,024,820
Tencent Holdings Ltd.
3.28%, 04/11/2024 (C)	1,322,000	1,304,485

		3,848,018

Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	90,000	72,529
3.80%, 02/15/2028	901,000	823,929

		896,458

Machinery - 0.2%
CNH Industrial Capital LLC
4.55%, 04/10/2028	974,000	925,515
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,640,000	1,377,866

		2,303,381

Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	649,000	453,043
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (C)	525,000	466,144
Comcast Corp.
2.94%, 11/01/2056	594,000	337,959
NBCUniversal Media LLC
4.45%, 01/15/2043	726,000	596,645
Paramount Global
4.20%, 05/19/2032 (E)	635,000	504,957

		2,358,748

Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (C)	1,401,000	1,320,237
ArcelorMittal SA
6.55%, 11/29/2027	1,457,000	1,478,331
Glencore Funding LLC
2.63%, 09/23/2031 (C)	1,199,000	925,688

		3,724,256

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Office REITs - 0.1%
Corporate Office Properties LP
2.25%, 03/15/2026	$ 519,000	$ 467,415
Highwoods Realty LP
4.13%, 03/15/2028	654,000	584,634

		1,052,049

Oil, Gas & Consumable Fuels - 1.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	647,000	537,357
Chevron USA, Inc.
3.25%, 10/15/2029	796,000	717,508
Energy Transfer LP
4.90%, 02/01/2024	605,000	602,716
5.15%, 02/01/2043	734,000	582,829
5.55%, 02/15/2028	619,000	608,013
5.95%, 10/01/2043	680,000	597,523
7.60%, 02/01/2024	534,000	534,959
Enterprise Products Operating LLC
4.25%, 02/15/2048	2,275,000	1,779,527
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	1,190,000	1,182,282
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,967,000	1,941,075
ONEOK, Inc.
6.10%, 11/15/2032	1,442,000	1,425,012
Ovintiv, Inc.
6.25%, 07/15/2033	926,000	895,615
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	532,515
6.84%, 01/23/2030	1,509,000	1,178,700
6.88%, 08/04/2026	400,000	368,867
7.69%, 01/23/2050	166,000	106,619
Pioneer Natural Resources Co.
2.15%, 01/15/2031	1,336,000	1,054,467
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	1,050,000	902,802
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	615,000	573,028
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (C)	214,000	212,319
Shell International Finance BV
2.50%, 09/12/2026	652,000	604,025
3.75%, 09/12/2046	244,000	179,975
Western Midstream Operating LP
6.15%, 04/01/2033	964,000	929,562
Williams Cos., Inc.
5.40%, 03/04/2044	117,000	101,069

		18,148,364

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	583,410	524,852
United Airlines Pass-Through Trust
3.75%, 03/03/2028	860,435	804,749

		1,329,601

Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	627,000	581,771
Kenvue, Inc.
5.00%, 03/22/2030 (C)	1,570,000	1,529,872

		2,111,643

Transamerica Series Trust	Page 7

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	$ 666,000	$ 629,267
4.05%, 11/21/2039	908,000	742,522
Bayer US Finance II LLC
4.38%, 12/15/2028 (C)	890,000	830,880
Merck & Co., Inc.
5.00%, 05/17/2053	1,230,000	1,118,420
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	1,029,000	945,747
Viatris, Inc.
2.30%, 06/22/2027	510,000	438,868

		4,705,704

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,068,000	1,026,112
5.10%, 12/15/2027	1,150,000	1,116,759

		2,142,871

Residential REITs - 0.0% (D)
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	713,000	613,586

Retail REITs - 0.1%
Realty Income Corp.
4.90%, 07/15/2033	1,022,000	934,197
Simon Property Group LP
5.50%, 03/08/2033	965,000	915,920

		1,850,117

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,569,000	1,410,594
Broadcom, Inc.
3.14%, 11/15/2035 (C)	1,239,000	903,650
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	957,000	914,461
KLA Corp.
3.30%, 03/01/2050	1,214,000	806,509
Microchip Technology, Inc.
0.98%, 09/01/2024	1,044,000	996,586
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	342,041
3.40%, 05/01/2030	432,000	369,502
QUALCOMM, Inc.
3.25%, 05/20/2050	819,000	554,210
Skyworks Solutions, Inc.
1.80%, 06/01/2026	582,000	518,154
TSMC Global Ltd.
1.38%, 09/28/2030 (C)	2,651,000	2,021,941

		8,837,648

Software - 0.6%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	221,000	186,418
Fiserv, Inc.
5.45%, 03/02/2028	1,000,000	991,373
Infor, Inc.
1.75%, 07/15/2025 (C)	1,376,000	1,265,257
Intuit, Inc.
5.50%, 09/15/2053	465,000	445,722
Oracle Corp.
3.65%, 03/25/2041	826,000	589,070
6.90%, 11/09/2052	1,307,000	1,347,268

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (C)	$ 1,203,000	$ 561,591
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,686,000	1,626,664
Workday, Inc.
3.50%, 04/01/2027	1,228,000	1,145,705

		8,159,068

Specialized REITs - 0.1%
Weyerhaeuser Co.
4.00%, 04/15/2030	1,286,000	1,139,707

Tobacco - 0.2%
BAT Capital Corp.
6.42%, 08/02/2033	1,465,000	1,424,386
Philip Morris International, Inc.
5.63%, 11/17/2029	1,114,000	1,102,404

		2,526,790

Transportation Infrastructure - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031	2,268,000	1,720,344

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
4.38%, 07/16/2042	250,000	202,051
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,198,000	1,013,025
3.88%, 04/15/2030	1,110,000	984,007

		2,199,083

Total Corporate Debt Securities (Cost $223,012,836)		198,727,721

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (D)
Brazil Government International Bonds
4.25%, 01/07/2025 (E)	480,000	468,639

Chile - 0.0% (D)
Chile Government International Bonds
3.50%, 01/25/2050	675,000	449,848

Colombia - 0.1%
Colombia Government International Bonds
4.00%, 02/26/2024	305,000	303,780
4.50%, 01/28/2026	1,125,000	1,076,126

		1,379,906

Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (C)	1,429,000	1,405,870

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,883,000	1,742,961

Panama - 0.1%
Panama Government International Bonds
3.88%, 03/17/2028	550,000	505,581

Total Foreign Government Obligations (Cost $6,544,942)		5,952,805

Transamerica Series Trust	Page 8

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 2.4%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (C)	$ 577,685	$ 507,346
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.73% (B), 11/05/2036 (C)	3,935,000	21,270
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (C)	2,321,921	1,960,250
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	18,806	18,762
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	285,000	283,569
Series 2015-GC27, Class B,
3.77%, 02/10/2048	600,000	559,193
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (C)	257,298	244,522
COMM Mortgage Trust
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,381,841
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (C)	4,500,000	4,231,330
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (C)	2,191,191	1,743,391
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (C)	1,650,802	1,429,325
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month Term SOFR + 0.41%, 5.73% (B), 12/25/2036	54,327	48,748
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (C)	2,200,000	2,102,429
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (C)	800,000	748,752
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (C)	71,947	68,560
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B,
4.22% (B), 08/15/2046	945,000	396,900
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (C)	96,364	87,106
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (C)	95,204	87,801
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (C)	353,344	320,308
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (C)	96,578	86,509
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (C)	187,650	171,043
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (C)	196,282	181,144
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (C)	327,612	291,807
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (C)	442,747	403,240

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (C)	$ 504,401	$ 465,504
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (C)	490,246	451,192
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (C)	750,739	696,504
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (C)	526,101	478,848
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (C)	572,259	531,518
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (C)	318,650	296,577
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (C)	1,242,166	1,125,547
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (C)	1,338,120	1,217,314
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (B), 03/25/2063 (C)	1,094,085	1,087,050
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (C)	1,515,000	1,398,427
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (C)	112,265	111,015
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (C)	27,189	26,998
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (C)	83,716	81,698
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (C)	607,739	573,275
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (C)	496,669	471,195
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (C)	335,278	322,006
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (C)	962,523	862,259
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (C)	1,613,478	1,501,465
Series 2020-4, Class A1,
1.75%, 10/25/2060 (C)	1,622,222	1,399,957
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (C)	2,208,648	1,963,268
Series 2023-1, Class A1,
3.75%, 01/25/2063 (C)	1,882,393	1,721,562
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (C)	29,028	26,706

Total Mortgage-Backed Securities (Cost $39,702,056)		35,185,031

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (D)
Georgia - 0.0% (D)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	46,000	48,882

Total Municipal Government Obligation (Cost $50,451)		48,882

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.3%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	193,090	188,188
5.50%, 07/01/2037 - 06/01/2041	53,411	53,101
6.00%, 12/01/2037	19,647	20,011

Transamerica Series Trust	Page 9

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	$ 4,208,000	$ 3,302,696
2.89%, 06/25/2027	320,170	314,702
3.01%, 07/25/2025	2,842,000	2,723,486
3.06% (B), 08/25/2024	3,501,082	3,426,588
3.49%, 01/25/2024	1,807,213	1,794,532
Federal National Mortgage Association
3.33% (B), 10/25/2023	14,518	14,463
3.50%, 07/01/2028 - 01/01/2029	124,909	120,104
1-Year RFUCC Treasury + 1.52%, 3.84% (B), 02/01/2043	20,846	20,252
4.00%, 06/01/2042	49,013	44,930
4.50%, 02/01/2025 - 08/01/2052	2,808,197	2,582,279
5.00%, 04/01/2039 - 04/01/2053	8,808,156	8,338,184
5.50%, 04/01/2037 - 03/01/2053	3,298,862	3,201,297
6.00%, 08/01/2036 - 06/01/2041	701,601	713,602
6.50%, 05/01/2040	54,209	55,605
Government National Mortgage Association REMICS, Interest Only STRIPS
Series 2012-120, Class IO,
0.64% (B), 02/16/2053	287,313	4,492
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,248,774
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/2038 - 10/01/2053 (G)	15,294,000	12,302,427
2.50%, 10/01/2037 - 10/01/2052 (G)	33,566,000	27,130,176
3.00%, 10/01/2037 - 10/01/2053 (G)	27,435,000	22,962,836
3.50%, 10/01/2037 - 10/01/2053 (G)	21,597,000	18,850,877
4.00%, 10/01/2053 (G)	11,460,000	10,214,620
4.50%, 10/01/2053 (G)	12,051,000	11,070,915
5.50%, 10/01/2053 (G)	14,366,000	13,892,371
6.00%, 10/01/2053 (G)	4,501,000	4,444,386

Total U.S. Government Agency Obligations (Cost $154,163,982)		149,035,894

U.S. GOVERNMENT OBLIGATIONS - 9.3%
U.S. Treasury - 8.4%
U.S. Treasury Bonds
1.25%, 05/15/2050	4,837,000	2,277,547
1.88%, 02/15/2051 - 11/15/2051	3,991,000	2,222,148
2.00%, 02/15/2050	1,923,000	1,120,148
2.25%, 08/15/2046 - 02/15/2052	5,051,000	3,156,517
2.38%, 02/15/2042 - 05/15/2051	5,479,000	3,692,747
2.50%, 02/15/2045 - 05/15/2046	9,156,000	6,171,142
2.75%, 08/15/2042 - 11/15/2047	9,168,000	6,594,035
2.88%, 08/15/2045 - 05/15/2049	5,599,900	4,047,121
3.00%, 05/15/2042 - 08/15/2052	7,736,900	5,699,360
3.13%, 02/15/2042 - 05/15/2048	1,671,000	1,306,691
3.63%, 02/15/2044 - 05/15/2053	8,523,800	7,051,383
3.88%, 02/15/2043	1,020,000	886,922
4.00%, 11/15/2052	2,317,000	2,051,450
4.13%, 08/15/2053	910,000	825,114
U.S. Treasury Notes
0.25%, 05/31/2025 - 08/31/2025	4,422,000	4,041,029
0.63%, 05/15/2030 - 08/15/2030	9,969,000	7,681,164
0.88%, 06/30/2026	330,100	297,038
1.13%, 02/15/2031	7,396,000	5,834,462
1.38%, 11/15/2031	2,258,000	1,769,707
1.50%, 01/31/2027 - 02/15/2030	3,956,000	3,379,269
1.63%, 05/15/2026 - 05/15/2031	12,130,300	10,242,090
1.88%, 02/15/2032	1,539,300	1,250,561
2.25%, 11/15/2025 - 11/15/2027	1,943,000	1,792,272

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.50%, 05/31/2024	$ 569,000	$ 557,953
2.63%, 02/15/2029	791,000	715,670
2.75%, 02/15/2028 - 08/15/2032	5,528,500	5,087,782
2.88%, 05/15/2028 - 05/15/2032	16,958,200	15,442,012
3.13%, 11/15/2028	2,178,600	2,028,991
3.38%, 05/15/2033	145,500	132,019
3.50%, 01/31/2028 - 02/15/2033	4,270,900	4,030,389
3.63%, 05/31/2028	3,548,000	3,401,368
3.88%, 11/30/2027 - 08/15/2033	4,047,000	3,860,411
4.13%, 09/30/2027 - 11/15/2032	2,734,100	2,647,055

		121,293,567

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	3,013,963	1,767,937
1.75%, 01/15/2028	1,759,650	1,709,421
2.50%, 01/15/2029	5,868,716	5,909,981
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,955,753	3,428,177

		12,815,516

Total U.S. Government Obligations (Cost $159,977,128)		134,109,083

COMMERCIAL PAPER - 8.2%
Banks - 3.6%
Australia & New Zealand Banking Group Ltd.
5.80% (H), 01/08/2024 (C)	5,500,000	5,417,030
Bedford Row Funding Corp.
5.78% (H), 01/09/2024 (C)	5,500,000	5,414,307
Lloyds Bank PLC
5.85% (H), 01/29/2024	6,750,000	6,622,586
Macquarie Bank Ltd.
5.86% (H), 02/12/2024 - 03/01/2024 (C)	5,750,000	5,622,499
National Bank of Canada
5.86% (H), 02/01/2024 (C)	5,919,000	5,805,244
Nordea Bank Abp
5.80% (H), 03/05/2024 (C)	6,300,000	6,148,340
Skandinaviska Enskilda Banken AB
5.71% (H), 12/13/2023 (C)	4,750,000	4,696,879
Standard Chartered Bank
5.87% (H), 03/07/2024 (C)	6,250,000	6,095,111
Svenska Handelsbanken AB
5.85% (H), 01/24/2024 (C)	6,500,000	6,384,975

		52,206,971

Financial Services - 4.0%
Anglesea Funding LLC
5.84% (H), 01/29/2024 (C)	6,000,000	5,887,130
Barton Capital SA
5.64% (H), 10/24/2023 (C)	6,000,000	5,977,529
Britannia Funding Co. LLC
5.90% (H), 02/07/2024 (C)	1,350,000	1,322,534
Chariot Funding LLC
5.61% (H), 10/10/2023 (C)	4,925,000	4,916,957
Fairway Finance Co. LLC
5.46% (H), 11/10/2023 (C)	6,000,000	5,962,074
GTA Funding LLC
5.84% (H), 02/21/2024 (C)	5,800,000	5,669,271
Liberty Street Funding LLC
5.44% (H), 10/24/2023 (C)	3,000,000	2,988,827
5.84% (H), 02/01/2024 (C)	4,650,000	4,559,939

Transamerica Series Trust	Page 10

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
LMA-Americas LLC
5.82% (H), 02/16/2024 (C)	$ 6,300,000	$ 6,163,094
Ridgefield Funding Co. LLC
5.82% (H), 02/06/2024 (C)	4,200,000	4,115,476
Thunder Bay Funding LLC
5.47% (H), 11/15/2023 (C)	5,000,000	4,964,815
Victory Receivables Corp.
5.50% (H), 11/07/2023 (C)	6,000,000	5,964,868

		58,492,514

Health Care Providers & Services - 0.5%
Columbia Funding Co. LLC
5.84% (H), 03/05/2024 (C)	6,750,000	6,582,737

Software - 0.1%
Manhattan Asset Funding Co. LLC
5.75% (H), 01/09/2024 (C)	2,000,000	1,968,669

Total Commercial Paper (Cost $119,259,147)		119,250,891

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Treasury Bills
5.41% (H), 11/02/2023	2,442,000	2,430,869
5.45% (H), 12/14/2023	3,798,000	3,757,110
5.46% (H), 12/07/2023	2,701,000	2,674,694

Total Short-Term U.S. Government Obligations (Cost $8,860,119)		8,862,673

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (H)	2,601,098	2,601,098

Total Other Investment Company (Cost $2,601,098)		2,601,098

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 2.50% (H), dated 09/29/2023, to be repurchased at $14,423,685 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.88%, due 09/30/2026, and with a value of $14,709,138.	$ 14,420,681	14,420,681

Total Repurchase Agreement (Cost $14,420,681)		14,420,681

Total Investments (Cost $1,417,002,341)		1,568,023,405
Net Other Assets (Liabilities) - (8.3)%		(119,702,740)

Net Assets - 100.0%		$ 1,448,320,665

Transamerica Series Trust	Page 11

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	49	12/15/2023	$10,799,732	$10,597,475	$—	$(202,257)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$865,864,087	$—	$—	$865,864,087
Preferred Stock	1,234,676	—	—	1,234,676
Asset-Backed Securities	—	32,729,883	—	32,729,883
Corporate Debt Securities	—	198,727,721	—	198,727,721
Foreign Government Obligations	—	5,952,805	—	5,952,805
Mortgage-Backed Securities	—	35,185,031	—	35,185,031
Municipal Government Obligation	—	48,882	—	48,882
U.S. Government Agency Obligations	—	149,035,894	—	149,035,894
U.S. Government Obligations	—	134,109,083	—	134,109,083
Commercial Paper	—	119,250,891	—	119,250,891
Short-Term U.S. Government Obligations	—	8,862,673	—	8,862,673
Other Investment Company	2,601,098	—	—	2,601,098
Repurchase Agreement	—	14,420,681	—	14,420,681

Total Investments	$869,699,861	$698,323,544	$—	$1,568,023,405

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(202,257)	$—	$—	$(202,257)

Total Other Financial Instruments	$(202,257)	$—	$—	$(202,257)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $226,940,308, representing 15.7% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,547,971, collateralized by cash collateral of $2,601,098. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at September 30, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trusts
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 12

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 13

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 14